Variable Portfolio – U.S. Flexible Moderate Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 48.9%
	Shares	Value ($)
U.S. Large Cap 48.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,015,189	111,599,709
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	5,005,263	246,208,883
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	4,850,516	110,494,767
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,213,822	99,179,218
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,425,357	99,019,545
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,438,240	98,992,573
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,787,708	96,268,091
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,300,005	195,951,216
Total		1,057,714,002
Total Equity Funds (Cost $508,352,070)		1,057,714,002

Exchange-Traded Fixed Income Funds 4.4%

Investment Grade 4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	448,863	50,712,542
Vanguard Intermediate-Term Corporate Bond ETF	534,400	44,756,000
Total		95,468,542
Total Exchange-Traded Fixed Income Funds (Cost $91,879,730)		95,468,542

Fixed Income Funds 25.1%

Investment Grade 25.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,159,120	96,637,977
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,174,735	30,445,710
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,117,066	48,141,308
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,413,981	31,203,787
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,720,431	136,016,781
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,745,351	110,876,119
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,920,165	88,131,229
Total		541,452,911
Total Fixed Income Funds (Cost $614,058,199)		541,452,911

Residential Mortgage-Backed Securities - Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	72,100,000	64,910,664
10/17/2039- 10/15/2054	3.500%	20,025,000	18,784,869
10/17/2039- 10/15/2054	4.000%	48,400,000	46,640,870
10/15/2054	4.500%	35,650,000	35,044,915
10/15/2054	5.000%	25,300,000	25,283,199
Total Residential Mortgage-Backed Securities - Agency (Cost $191,977,084)			190,664,517

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $591,337)	756,900

Put Option Contracts Purchased 0.6%

(Cost $12,691,508)	12,140,105

Money Market Funds 20.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	436,549,709	436,506,054
Total Money Market Funds (Cost $436,357,474)		436,506,054
Total Investments in Securities (Cost: $1,855,907,402)		2,334,703,031
Other Assets & Liabilities, Net		(172,192,168)
Net Assets		2,162,510,863
At September 30, 2024, securities and/or cash totaling $24,138,159 were pledged as collateral.

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	733	12/2024	USD	213,092,263	4,920,528	—
U.S. Long Bond	44	12/2024	USD	5,464,250	—	(3,510)
U.S. Treasury 10-Year Note	72	12/2024	USD	8,228,250	12,019	—
U.S. Treasury 10-Year Note	35	12/2024	USD	3,999,844	—	(1,289)
U.S. Treasury 2-Year Note	283	12/2024	USD	58,932,539	212,480	—
U.S. Treasury 2-Year Note	30	12/2024	USD	6,247,266	—	(3,335)
U.S. Treasury 5-Year Note	450	12/2024	USD	49,447,266	172,977	—
U.S. Treasury 5-Year Note	56	12/2024	USD	6,153,438	—	(8,741)
U.S. Treasury Ultra Bond	44	12/2024	USD	5,856,125	—	(9,997)
Total					5,318,004	(26,872)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	10,372,464	18	5,690.00	12/20/2024	313,209	423,720
S&P 500 Index	Morgan Stanley	USD	10,372,464	18	5,765.00	12/20/2024	278,128	333,180
Total							591,337	756,900

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	212,059,264	368	4,300.00	12/19/2025	3,095,810	2,820,720
S&P 500 Index	Morgan Stanley	USD	91,047,184	158	4,500.00	12/19/2025	1,434,565	1,480,460
S&P 500 Index	Morgan Stanley	USD	204,568,040	355	4,600.00	06/18/2026	5,235,457	5,048,100
S&P 500 Index	Morgan Stanley	USD	89,318,440	155	4,500.00	06/18/2026	2,151,947	2,017,325
S&P 500 Index	Morgan Stanley	USD	37,456,120	65	4,400.00	06/18/2026	773,729	773,500
Total							12,691,508	12,140,105

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(10,372,464)	(18)	5,690.00	12/20/2024	(298,782)	(209,790)
S&P 500 Index	Morgan Stanley	USD	(10,372,464)	(18)	5,765.00	12/20/2024	(278,073)	(247,860)
Total							(576,855)	(457,650)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	463,331,114	567,785,232	(594,646,403)	36,111	436,506,054	—	3,398	19,025,466	436,549,709
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	100,947,738	—	(5,577,926)	16,229,897	111,599,709	—	5,699,935	—	1,015,189
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	90,763,505	5,120,080	(239,154)	993,546	96,637,977	—	(59,356)	4,451,612	11,159,120
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	223,887,348	—	(11,569,899)	33,891,434	246,208,883	—	12,860,111	—	5,005,263
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	28,635,688	1,448,917	—	361,105	30,445,710	—	—	1,139,342	3,174,735
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	46,096,933	2,205,470	(150,242)	(10,853)	48,141,308	—	(50,545)	1,765,833	6,117,066
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	101,313,557	—	(7,336,220)	16,517,430	110,494,767	—	3,104,457	—	4,850,516
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	90,499,631	33,628	(3,171,085)	11,817,044	99,179,218	—	2,113,555	—	2,213,822
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,311,873	1,223,161	(83,814)	752,567	31,203,787	—	(12,428)	993,150	3,413,981
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	128,410,637	6,570,019	(24,360)	1,060,485	136,016,781	—	(5,225)	5,521,330	14,720,431
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	92,966,639	—	(4,451,969)	10,504,875	99,019,545	—	5,188,242	—	1,425,357
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	91,300,924	7,625	(3,606,002)	11,290,026	98,992,573	—	2,634,737	—	2,438,240
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	105,043,015	5,337,961	(19,585)	514,728	110,876,119	—	(3,608)	4,410,194	11,745,351
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	90,000,143	—	6,267,948	96,268,091	—	—	—	1,787,708
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	82,984,186	3,763,232	(19,869)	1,403,680	88,131,229	—	(2,725)	3,074,129	8,920,165
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	179,089,176	—	(10,226,837)	27,088,877	195,951,216	—	11,092,169	—	4,300,005
Total	1,854,581,964			138,718,900	2,035,672,967	—	42,562,717	40,381,056

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2024

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